Commitments and contingencies	12 Months Ended
Dec. 31, 2025
Other Provisions, Contingent Liabilities and Contingent Assets [Abstract]
Commitments and contingencies	Commitments and contingenciesThe Company has commitments to make co-investments in private strategies LPs or commitments to make co-investments in fund strategies in the Company's other segments. As at December 31, 2025, the Company had $3 million in co-investment commitments in private strategies LPs due within one year (December 31, 2024 - $5.2 million) and $nil due after 12 months (December 31, 2024 - $1.5 million).